Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	¥ (59)	¥ (13)
(Additions)/Reversals	(38)	(46)
Write-offs
Balance at end of the year	¥ (97)	¥ (59)